UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3614

Oppenheimer Rochester Fund Municipals

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: December 31

Date of reporting period: 9/30/2016

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS September 30, 2016 Unaudited

Principal Amount		Coupon	Maturity	Value
Municipal Bonds and Notes—106.3%
New York—80.4%
$605,000	Albany County, NY IDA (Wildwood Programs)[1]	4.900%	07/01/2021	$605,411
8,165,000	Albany, NY Capital Resource Corp. (College Saint Rose)[1]	5.875	07/01/2041	9,038,655
1,315,000	Albany, NY Capital Resource Corp. (College Saint Rose)[1]	5.625	07/01/2031	1,453,548
1,525,000	Albany, NY Capital Resource Corp. (College Saint Rose)[1]	5.375	07/01/2026	1,693,131
350,000	Albany, NY Capital Resource Corp. (Empire Commons Student Hsg.)[1]	5.000	05/01/2030	429,523
350,000	Albany, NY Capital Resource Corp. (Empire Commons Student Hsg.)[1]	5.000	05/01/2031	427,507
200,000	Albany, NY Capital Resource Corp. (Empire Commons Student Hsg.)[1]	5.000	05/01/2032	243,142
300,000	Albany, NY Capital Resource Corp. (Empire Commons Student Hsg.)[1]	5.000	05/01/2027	376,569
400,000	Albany, NY Capital Resource Corp. (Empire Commons Student Hsg.)[1]	5.000	05/01/2028	496,192
550,000	Albany, NY Capital Resource Corp. (Empire Commons Student Hsg.)[1]	5.000	05/01/2029	677,275
1,420,000	Albany, NY Hsg. Authority (Lark Drive)[1]	5.500	12/01/2028	1,422,883
500,000	Albany, NY IDA (Albany Rehabilitation)[1]	8.375	06/01/2023	501,165
900,000	Albany, NY IDA (Brighter Choice Charter School)[1]	5.000	04/01/2037	809,325
3,125,000	Albany, NY IDA (Brighter Choice Charter School)[1]	5.000	04/01/2027	3,001,594
1,350,000	Albany, NY IDA (Brighter Choice Charter School)[1]	5.000	04/01/2032	1,248,331
1,760,000	Albany, NY IDA (Sage Colleges)[1]	5.300	04/01/2029	1,691,571
630,000	Albany, NY Parking Authority	1.232 [2]	11/01/2017	598,966
4,465,000	Amherst, NY IDA (Beechwood Health Care Center)[1]	5.200	01/01/2040	4,548,674
150,000	Blauvelt, NY Volunteer Fire Company[1,3]	6.250	10/15/2017	150,957
2,735,000	Brookhaven, NY IDA (Enecon Corp.)[1]	6.300	11/01/2033	2,769,105
1,230,000	Brookhaven, NY IDA (Stony Brook Foundation)[1]	6.500	11/01/2020	1,232,977
9,500,000	Brooklyn, NY Local Devel. Corp. (Brooklyn Events Center)[1]	5.000	07/15/2042	11,273,080
2,500,000	Brooklyn, NY Local Devel. Corp. (Brooklyn Events Center)[1]	5.000	07/15/2030	3,071,600
1,770,000	Buffalo & Erie County, NY Industrial Land Devel. (Buffalo State College Foundation Hsg. Corp.)[1]	5.375	10/01/2041	2,035,075
870,000	Buffalo & Erie County, NY Industrial Land Devel. (Buffalo State College Foundation Hsg. Corp.)[1]	6.000	10/01/2031	1,040,268
500,000	Buffalo & Erie County, NY Industrial Land Devel. (CathHS/KMHosp/SOCHOB Obligated Group)[1]	5.250	07/01/2035	599,425
210,000	Buffalo, NY Municipal Water Finance Authority[1]	5.000	07/01/2031	252,315
245,000	Buffalo, NY Municipal Water Finance Authority[1]	5.000	07/01/2032	293,086
300,000	Buffalo, NY Municipal Water Finance Authority[1]	5.000	07/01/2029	365,340
150,000	Buffalo, NY Municipal Water Finance Authority[1]	5.000	07/01/2030	181,144
2,100,000	Build NYC Resource Corp. (Chapin School)[1]	5.000	11/01/2026	2,740,521
500,000	Build NYC Resource Corp. (New York Methodist Hospital)[1]	5.000	07/01/2030	590,285

1        OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$1,100,000	Build NYC Resource Corp. (New York Methodist Hospital)[1]	5.000%	07/01/2026	$1,331,935
1,500,000	Build NYC Resource Corp. (Pratt Paper)[1]	4.500	01/01/2025	1,660,800
3,250,000	Build NYC Resource Corp. (Pratt Paper)[1]	5.000	01/01/2035	3,728,302
860,000	Build NYC Resource Corp. (YMCA of Greater New York)[1]	5.000	08/01/2032	986,618
2,870,000	Bushnell Basin, NY Fire Assoc. (Volunteer Fire Dept.)[1,3]	5.750	11/01/2030	2,953,747
1,000,000	Canton, NY Resource Corp. Student Hsg. Facility (Grasse River-SUNY Canton)[1]	5.000	05/01/2040	1,142,900
510,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)[1]	5.000	05/01/2030	593,089
540,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)[1]	5.000	05/01/2031	624,569
250,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)[1]	5.000	05/01/2039	275,790
200,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)[1]	5.000	05/01/2034	224,320
525,000	Cattaraugus County, NY IDA (St. Bonaventure University)[1]	5.450	09/15/2019	525,735
105,000	Chautauqua, NY Utility District[1]	5.000	06/01/2025	105,231
95,000	Chautauqua, NY Utility District[1]	5.000	06/01/2023	95,226
1,515,000	Chemung County, NY IDA (Hathorn Redevel. Company)[1]	5.000	07/01/2033	1,518,227
630,000	Chemung County, NY IDA (Hathorn Redevel. Company)	4.850	07/01/2023	632,041
1,085,000	Clifton Springs, NY Hospital & Clinic[1]	8.000	01/01/2020	1,087,192
2,335,000	Dutchess County, NY IDA (Marist College)[1]	5.000	07/01/2036	2,777,109
1,255,000	Dutchess County, NY Local Devel. Corp. (Health Quest System/PHCtr/NDH/VBHosp Obligated Group)[1]	5.000	07/01/2030	1,545,783
3,680,000	Dutchess County, NY Local Devel. Corp. (Health Quest System/PHCtr/NDH/VBHosp Obligated Group)[1]	5.000	07/01/2027	4,629,624
1,195,000	Dutchess County, NY Local Devel. Corp. (Health Quest System/PHCtr/NDH/VBHosp Obligated Group)[1]	5.000	07/01/2044	1,389,235
5,575,000	Dutchess County, NY Local Devel. Corp. (Health Quest Systems/PHCtr/NDH/VBHosp Obligated Group)[1]	5.000	07/01/2046	6,633,525
650,000	Dutchess County, NY Local Devel. Corp. (HQS/VBHosp/ NDH/PHCtr Obligated Group)[1]	5.750	07/01/2040	741,858
2,715,000	Dutchess County, NY Local Devel. Corp. (HQS/VBHosp/ NDH/PHCtr Obligated Group)[1]	5.000	07/01/2035	3,284,743
1,000,000	Dutchess County, NY Water & Wastewater Authority	5.392 [2]	06/01/2027	813,560
1,875,000	East Rochester, NY Hsg. Authority (Jefferson Park Apartments)[1]	6.750	03/01/2030	1,878,019
2,560,000	East Rochester, NY Hsg. Authority (Woodland Village)[1]	5.500	08/01/2033	2,588,006
2,455,000	Elmira, NY Hsg. Authority (Eastgate Apartments)[1]	6.250	06/01/2044	2,505,401
10,000,000	Erie County, NY IDA (Buffalo City School District)[1,3]	5.000	05/01/2030	12,553,800
7,050,000	Erie County, NY IDA (Charter School Applied Tech)[1]	6.875	06/01/2035	7,126,351
2,730,000	Erie County, NY IDA (Global Concepts Charter School)[1,3]	6.250	10/01/2037	2,834,559
715,000	Erie County, NY IDA (The Episcopal Church Home)[1]	6.000	02/01/2028	716,566

2      OPPENHEIMER ROCHESTER FUND MUNICIPALS

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$1,024,000,000	Erie County, NY Tobacco Asset Securitization Corp.	7.645%	[2]	06/01/2060	$4,157,440
194,300,000	Erie County, NY Tobacco Asset Securitization Corp.	7.190 [2]		06/01/2055	1,754,529
1,410,000	Essex County, NY IDA (International Paper Company)[1]	4.600		03/01/2027	1,417,600
1,500,000	Essex County, NY IDA (International Paper Company)[1]	6.625		09/01/2032	1,623,600
1,100,000	Essex County, NY IDA (North Country Community College Foundation)[1]	5.300		06/01/2035	1,102,409
410,000	Essex County, NY IDA (North Country Community College Foundation)[1]	5.200		06/01/2025	411,107
800,000	Essex County, NY IDA (North Country Community College Foundation)[1]	5.000		06/01/2020	802,248
1,235,000	Essex County, NY IDA (North Country Community College Foundation)[1]	5.200		06/01/2025	1,238,334
260,000	Essex County, NY IDA (North Country Community College Foundation)[1]	5.000		06/01/2020	260,707
900,000	Franklin County, NY IDA (North Country Community College Foundation)[1]	5.200		06/01/2025	902,430
300,000	Franklin County, NY Solid Waste Management Authority[1]	5.000		06/01/2025	340,551
55,000	Genesee County, NY IDA (United Memorial Medical Center)[1]	5.000		12/01/2032	55,070
100,000	Glens Falls, NY GO1	6.000		02/01/2040	106,946
1,250,000	Hempstead, NY Local Devel. Corp. (Molloy College)[1]	5.000		07/01/2039	1,428,237
1,000,000	Hempstead, NY Local Devel. Corp. (Molloy College)[1]	5.000		07/01/2044	1,138,130
1,700,000	Hempstead, NY Local Devel. Corp. (Molloy College)[1]	5.000		07/01/2029	2,001,070
1,500,000	Hempstead, NY Local Devel. Corp. (Molloy College)[1]	5.000		07/01/2034	1,731,870
34,450,000	Hudson Yards, NY Infrastructure Corp.[1]	5.750		02/15/2047	40,618,961
4,840,000	Hudson Yards, NY Infrastructure Corp.[1]	5.000		02/15/2047	4,916,569
10,475,000	L.I., NY Power Authority, Series A1	5.750		04/01/2039	11,559,162
12,315,000	L.I., NY Power Authority, Series A1	5.000		09/01/2039	14,485,272
14,530,000	L.I., NY Power Authority, Series A1	5.000		09/01/2044	17,067,955
29,735,000	L.I., NY Power Authority, Series A1	5.000		09/01/2037	34,817,901
20,000,000	L.I., NY Power Authority, Series A1	5.000		09/01/2042	23,333,400
3,400,000	L.I., NY Power Authority, Series A1	5.000		05/01/2036	3,889,192
1,900,000	L.I., NY Power Authority, Series B1	5.750		04/01/2033	2,125,530
2,280,000	L.I., NY Power Authority, Series E1	5.000		12/01/2018	2,296,781
3,000,000	L.I., NY Power Authority, Series F1	5.000		05/01/2018	3,011,160
455,000	Lockport City, NY GO1	5.000		10/15/2021	512,626
435,000	Lockport City, NY GO1	5.000		10/15/2020	480,984
480,000	Lockport City, NY GO1	5.000		10/15/2022	548,424
505,000	Lockport City, NY GO1	5.000		10/15/2023	582,916
530,000	Lockport City, NY GO1	5.000		10/15/2024	612,240
100,000	Madison County, NY IDA (Commons II Student Hsg.)[1]	5.000		06/01/2033	106,662
5,300,000	Madison County, NY IDA (Commons II Student Hsg.)[1]	5.000		06/01/2040	5,653,086
2,330,000	Monroe County, NY IDA (Parma Senior Hsg. Assoc.)[1]	6.500		12/01/2042	2,369,540
1,500,000	Monroe County, NY IDA (Rochester Schools Modernization)[1]	5.000		05/01/2031	1,836,150
1,000,000	Monroe County, NY IDA (Rochester Schools Modernization)[1]	5.000		05/01/2030	1,231,150
3,660,000	Monroe County, NY IDA (Summit at Brighton)[1]	5.500		07/01/2027	3,662,525

3    OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$2,515,000	Monroe County, NY IDA (Summit at Brighton)[1]	5.375%	07/01/2032	$2,516,484
180,000	Monroe County, NY IDA (University of Rochester)[1]	5.000	07/01/2028	228,618
195,000	Monroe County, NY IDA (Volunteers of America)[1]	5.700	08/01/2018	195,064
2,785,000	Monroe County, NY IDA (Volunteers of America)[1]	5.750	08/01/2028	2,785,473
375,000	Monroe County, NY Industrial Devel. Corp. (Highland Hospital of Rochester)[1]	5.000	07/01/2034	445,035
890,000	Monroe County, NY Industrial Devel. Corp. (Monroe Community College)[1]	5.000	01/15/2038	1,033,575
850,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)[1]	5.000	10/01/2026	971,150
500,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)[1]	5.250	10/01/2031	571,360
1,840,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)[1]	5.500	10/01/2041	2,091,583
2,010,000	Monroe County, NY Industrial Devel. Corp. (Rochester General Hospital)[1]	5.000	12/01/2042	2,272,868
50,000	Monroe County, NY Industrial Devel. Corp. (Rochester General Hospital)[1]	5.000	12/01/2037	56,935
1,495,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[1]	6.000	06/01/2034	1,742,841
850,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[1]	5.625	06/01/2026	988,788
1,515,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[1]	5.000	06/01/2044	1,722,267
960,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[1]	5.500	06/01/2034	1,143,581
500,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[1]	5.000	06/01/2029	587,845
15,100,000	Monroe County, NY Industrial Devel. Corp. (Unity Hospital Rochester)[1]	5.750	08/15/2035	17,846,086
1,500,000	Monroe County, NY Industrial Devel. Corp. (University of Rochester)[1]	5.000	07/01/2032	1,859,640
1,000,000	Monroe County, NY Industrial Devel. Corp. (University of Rochester)[1]	5.000	07/01/2033	1,235,240
650,000,000	Monroe County, NY Tobacco Asset Securitization Corp. (TASC)	7.699 [2]	06/01/2061	2,574,000
580,000	Monroe, NY Newpower Corp.[1]	5.625	01/01/2026	582,854
2,305,000	Monroe, NY Newpower Corp.[1]	5.500	01/01/2034	2,314,197
802,824	Municipal Assistance Corp. for Troy, NY	5.732 [2]	07/15/2021	747,084
1,218,573	Municipal Assistance Corp. for Troy, NY	5.740 [2]	01/15/2022	1,128,971
1,000,000	Nassau County, NY GO1	5.000	01/01/2038	1,189,870
4,025,000	Nassau County, NY GO1	5.000	04/01/2030	4,825,170
6,475,000	Nassau County, NY GO1	5.000	04/01/2031	7,727,524
7,045,000	Nassau County, NY GO1	5.000	04/01/2032	8,381,014
285,000	Nassau County, NY IDA (ACDS)[1,3]	5.950	11/01/2022	289,460
110,000	Nassau County, NY IDA (ALIA-HH)[1]	7.125	06/01/2017	110,169
85,000	Nassau County, NY IDA (ALIA-HHS)[1]	7.125	06/01/2017	85,131
5,823,750	Nassau County, NY IDA (Amsterdam at Harborside)[1]	6.700	01/01/2049	5,848,792
2,101,661	Nassau County, NY IDA (Amsterdam at Harborside)[4]	2.000	01/01/2049	262,666

4      OPPENHEIMER ROCHESTER FUND MUNICIPALS

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$2,710,000	Nassau County, NY IDA (CSMR)[1,3]	5.950%	11/01/2022	$2,752,411
300,000	Nassau County, NY IDA (Epilepsy Foundation of L.I.)[1,3]	5.950	11/01/2022	304,695
1,660,000	Nassau County, NY IDA (Hispanic Counseling Center)[1]	6.500	11/01/2037	1,684,734
335,000	Nassau County, NY IDA (Life’s WORCA)[1,3]	5.950	11/01/2022	340,243
530,000	Nassau County, NY IDA (PLUS Group Home)[1,3]	6.150	11/01/2022	539,503
285,000	Nassau County, NY IDA, Series A-A1	6.000	06/01/2021	285,459
350,000	Nassau County, NY IDA, Series A-C1	6.000	06/01/2021	350,563
385,000	Nassau County, NY IDA, Series A-D1	6.000	06/01/2021	385,620
300,000	Nassau County, NY Local Economic Assistance Corp. (CHSLI / SCSMC / CHS / SANC / SAR / SJRNC / SJR / VMNRC / CHFTEH / VMHCS / CHHSB Obligated Group)[1]	5.000	07/01/2033	348,990
105,975,000	Nassau County, NY Tobacco Settlement Corp.	6.219 [2]	06/01/2046	3,747,276
40,000,000	Nassau County, NY Tobacco Settlement Corp.	6.349 [2]	06/01/2060	162,400
20,000,000	Nassau County, NY Tobacco Settlement Corp.	5.818 [2]	06/01/2046	764,600
1,055,215,000	Nassau County, NY Tobacco Settlement Corp.	5.644 [2]	06/01/2060	5,434,357
3,670,000	New Rochelle, NY IDA (Soundview Apartments)	5.375	04/01/2036	3,682,661
900,000	Niagara County, NY IDA (Niagara Falls Memorial Medical Center)	5.750	06/01/2018	901,980
150,000	Niagara Falls, NY Public Water Authority[1]	5.500	07/15/2034	150,344
500,000	Niagara, NY Area Devel. Corp. (Niagara University)[1]	5.000	05/01/2035	567,015
850,000	Niagara, NY Area Devel. Corp. (Niagara University)[1]	5.000	05/01/2042	959,183
280,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.000	04/01/2021	323,873
1,820,000	North Tonawanda, NY HDC (Bishop Gibbons Associates)[1]	7.375	12/15/2021	2,054,543
13,300,000	NY Convention Center (Hotel Unit)[1]	5.000	11/15/2046	16,177,987
19,230,000	NY Counties Tobacco Trust I1	6.625	06/01/2042	19,240,769
5,290,000	NY Counties Tobacco Trust I1	6.500	06/01/2035	5,292,857
13,260,000	NY Counties Tobacco Trust II (TASC)[1]	5.750	06/01/2043	13,325,637
5,805,000	NY Counties Tobacco Trust II (TASC)[1]	5.625	06/01/2035	5,816,378
80,000	NY Counties Tobacco Trust III (TASC)[1]	6.000	06/01/2043	80,047
7,000,000	NY Counties Tobacco Trust IV1	5.000	06/01/2038	7,000,140
66,335,000	NY Counties Tobacco Trust IV	4.900 [2]	06/01/2050	6,835,158
154,690,000	NY Counties Tobacco Trust IV	5.391 [2]	06/01/2055	6,541,840
608,700,000	NY Counties Tobacco Trust IV	5.822 [2]	06/01/2060	2,471,322
253,390,000	NY Counties Tobacco Trust V	5.343 [2]	06/01/2050	25,313,661
643,195,000	NY Counties Tobacco Trust V	6.845 [2]	06/01/2055	7,834,115
1,790,900,000	NY Counties Tobacco Trust V	6.732 [2]	06/01/2060	7,575,507
1,195,000	NY Counties Tobacco Trust VI1	6.250	06/01/2025	1,341,017
47,920,000	NY Counties Tobacco Trust VI1	5.750	06/01/2043	57,519,334
3,005,000	NY Counties Tobacco Trust VI1	6.450	06/01/2040	3,763,552
3,315,000	NY Counties Tobacco Trust VI1	6.000	06/01/2043	3,878,484
25,250,000	NY Counties Tobacco Trust VI1	5.625	06/01/2035	28,634,763
870,000	NY Counties Tobacco Trust VI (TASC)[1]	5.000	06/01/2041	1,006,373
6,375,000	NY Counties Tobacco Trust VI (TASC)[1]	5.000	06/01/2051	7,056,870
1,000,000	NY Counties Tobacco Trust VI (TASC)[1]	5.000	06/01/2036	1,167,660
3,400,000	NY Counties Tobacco Trust VI (TASC)	5.000	06/01/2045	3,835,982

5    OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$62,345,000	NY Liberty Devel. Corp. (Bank of America Tower at One Bryant Park)[5]	5.625%	01/15/2046	$71,001,844
15,000,000	NY Liberty Devel. Corp. (Bank of America Tower)[5]	5.125	01/15/2044	16,796,250
2,199,995	NY Liberty Devel. Corp. (National Sports Museum)[4]	6.125	02/15/2019	22
10,000,000	NY MTA[1]	5.000	11/15/2029	12,731,300
14,780,000	NY MTA[1]	5.000	11/15/2036	18,305,621
450,000	NY MTA[1]	5.000	11/15/2025	452,398
41,000,000	NY MTA Hudson Rail Yards[1]	5.000	11/15/2046	45,104,920
39,500,000	NY MTA Hudson Rail Yards[1]	5.000	11/15/2056	45,593,270
19,700,000	NY MTA Hudson Rail Yards[1]	5.000	11/15/2051	22,195,399
500,000	NY MTA, Series A1	5.000	11/15/2026	612,940
6,800,000	NY MTA, Series A1	5.250	11/15/2038	8,088,396
795,000	NY MTA, Series A1	5.000	11/15/2025	931,494
500,000	NY MTA, Series A1	5.000	11/15/2027	610,110
8,350,000	NY MTA, Series A-1[1]	5.000	11/15/2046	9,999,292
5,000,000	NY MTA, Series B1	5.000	11/15/2037	6,067,000
1,545,000	NY MTA, Series B1	5.000	11/15/2021	1,617,151
5,135,000	NY MTA, Series B1	5.250	11/15/2039	6,273,121
9,000,000	NY MTA, Series B1	5.250	11/15/2055	10,822,410
4,000,000	NY MTA, Series C1	5.000	11/15/2038	4,705,720
1,100,000	NY MTA, Series D1	5.250	11/15/2032	1,339,536
1,100,000	NY MTA, Series D1	5.250	11/15/2030	1,356,828
1,100,000	NY MTA, Series D1	5.250	11/15/2031	1,344,453
585,000	NY MTA, Series D1	5.250	11/15/2027	731,759
690,000	NY MTA, Series D1	5.250	11/15/2028	859,933
1,100,000	NY MTA, Series D1	5.250	11/15/2029	1,365,881
2,150,000	NY MTA, Series D1	5.000	11/15/2032	2,576,237
8,385,000	NY MTA, Series D1	5.000	11/15/2023	8,774,232
2,525,000	NY MTA, Series D1	5.000	11/15/2024	2,642,210
1,100,000	NY MTA, Series D1	5.250	11/15/2033	1,346,917
3,390,000	NY MTA, Series D1	5.000	11/15/2026	4,125,020
27,675,000	NY MTA, Series D1	5.000	11/15/2030	33,161,569
1,375,000	NY MTA, Series D1	5.250	11/15/2026	1,728,402
1,225,000	NY MTA, Series D1	5.250	11/15/2034	1,423,744
8,000,000	NY MTA, Series D-1[1]	5.000	11/01/2027	9,703,040
3,500,000	NY MTA, Series D-1[1]	5.000	11/01/2028	4,231,815
6,845,000	NY MTA, Series F1	5.000	11/15/2027	8,310,583
36,670,000	NY MTA, Series F1	5.000	11/15/2030	43,939,827
4,580,000	NY MTA, Series F1	5.000	11/15/2025	5,586,638
3,000,000	NY MTA, Series H1	5.000	11/15/2025	3,657,120
5,000,000	NY MTA, Series H1	5.000	11/15/2030	5,991,250
2,100,000	NY MTA, Series H1	5.000	11/15/2033	2,516,325
2,955,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.000	06/01/2022	3,035,021
400,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2028	489,468
10,000,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2041	12,222,400
3,200,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2029	3,851,456
2,100,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2030	2,550,492
119,515,000	NY TSASC, Inc. (TFABs)[1]	5.125	06/01/2042	119,336,923

6      OPPENHEIMER ROCHESTER FUND MUNICIPALS

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$223,510,000	NY TSASC, Inc. (TFABs)[1]	5.000%	06/01/2034	$223,796,093
1,750,000	NY Utility Debt Securitization Authority[1]	5.000	12/15/2035	2,181,375
8,750,000	NYC GO1	5.000	03/01/2033	10,411,013
1,955,000	NYC GO1	6.250	12/15/2031	2,184,791
45,000	NYC GO1	6.250	12/15/2031	50,521
5,000,000	NYC GO1	5.000	08/01/2029	5,935,500
350,000	NYC GO1	5.000	10/01/2030	420,739
3,000,000	NYC GO1	5.000	08/01/2029	3,608,130
3,800,000	NYC GO1	5.000	08/01/2035	4,444,594
4,000,000	NYC GO1	5.000	08/01/2038	4,871,000
10,495,000	NYC GO1	5.000	06/01/2034	12,692,023
10,000,000	NYC GO5	5.000	10/01/2034	11,749,400
4,000,000	NYC GO1	5.000	08/01/2037	4,882,720
10,000,000	NYC GO1	5.000	06/01/2035	12,049,800
20,000,000	NYC GO5	5.250	03/01/2021	22,045,200
4,000,000	NYC GO1	5.000	08/01/2030	5,038,040
380,000	NYC GO	5.375	06/01/2032	381,558
250,000	NYC GO1	5.250	09/01/2025	270,780
2,955,000	NYC GO1	5.500	04/01/2022	3,285,605
230,000	NYC GO	5.250	06/01/2027	230,888
5,000	NYC GO1	7.750	08/15/2028	5,127
10,000	NYC GO1	5.500	11/15/2037	10,042
5,000	NYC GO	5.320 [6]	01/15/2028	5,020
1,340,000	NYC GO1	5.000	05/15/2036	1,481,249
3,300,000	NYC GO1	5.000	10/01/2033	3,956,469
5,135,000	NYC GO1	5.000	10/01/2032	6,172,835
1,915,000	NYC GO1	5.000	10/01/2034	2,295,951
2,500,000	NYC GO1	5.000	10/01/2029	3,019,650
1,475,000	NYC GO Tender Option Bond Series 2015-XF2142 Trust[7]	18.483 [8]	5/15/2031	2,052,345
875,000	NYC GO Tender Option Bond Series 2015-XF2142-2 Trust[7]	18.498 [8]	5/15/2033	1,250,690
5,395,000	NYC GO Tender Option Bond Series 2015-XF2142-3 Trust[7]	15.969 [8]	5/15/2036	7,669,208
8,035,000	NYC HDC (Multifamily Hsg.)[5]	5.200	11/01/2040	8,113,975
10,910,000	NYC HDC (Multifamily Hsg.)[5]	5.700	11/01/2046	11,603,748
2,435,000	NYC HDC (Multifamily Hsg.)[5]	5.100	11/01/2027	2,463,138
3,735,000	NYC HDC (Multifamily Hsg.)[1]	5.450	11/01/2040	3,813,174
3,000,000	NYC HDC (Multifamily Hsg.)[5]	5.125	11/01/2032	3,067,830
780,000	NYC HDC (Multifamily Hsg.)[1]	5.000	11/01/2030	801,356
1,675,000	NYC HDC (Multifamily Hsg.)[1]	5.200	11/01/2035	1,716,741
1,215,000	NYC HDC (Multifamily Hsg.)[1]	5.350	05/01/2041	1,261,194
2,840,000	NYC HDC (Multifamily Hsg.)[5]	5.550	11/01/2039	3,017,812
3,090,000	NYC HDC (Multifamily Hsg.)[5]	5.500	11/01/2034	3,313,991
2,670,000	NYC HDC (Multifamily Hsg.)[1]	5.450	11/01/2046	2,725,162
5,140,000	NYC HDC (Multifamily Hsg.)[1]	5.350	11/01/2037	5,243,879
5,100,000	NYC HDC (Multifamily Hsg.)[1]	5.150	11/01/2037	5,150,439
25,000	NYC HDC (Multifamily Hsg.)[1]	5.550	11/01/2039	26,565

7    OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$890,000	NYC HDC (Multifamily Hsg.)[1]	4.950%	11/01/2039	$931,047
7,205,000	NYC HDC (Multifamily Hsg.)[1]	5.250	11/01/2045	7,277,482
28,040,000	NYC HDC (Multifamily Hsg.), Series B5	5.350	05/01/2049	28,334,219
13,180,000	NYC HDC (Multifamily Hsg.), Series G-1[5]	4.875	11/01/2039	13,198,814
890,000	NYC IDA (Allied Metal)[1]	7.125	12/01/2027	890,285
1,650,000	NYC IDA (Amboy Properties)[1]	6.750	06/01/2020	1,650,165
153,620,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)[1]	5.750	10/01/2036	133,858,323
22,255,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)[1]	6.200	10/01/2022	21,867,986
97,130,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)[1]	5.650	10/01/2028	85,293,738
2,895,000	NYC IDA (Center for Elimination of Family Violence)[1]	7.375	11/01/2036	2,984,716
12,500,000	NYC IDA (Center for Nursing/Rehabilitation)[1]	5.375	08/01/2027	12,252,875
3,300,000	NYC IDA (Center for Nursing/Rehabilitation)[1]	5.375	08/01/2027	3,234,759
280,000	NYC IDA (Community Resource Center for the Developmentally Disabled)[1]	5.250	07/01/2022	276,399
1,490,000	NYC IDA (Comprehensive Care Management)[1]	6.000	05/01/2026	1,537,650
245,000	NYC IDA (Comprehensive Care Management)[1]	7.875	12/01/2016	245,978
1,225,000	NYC IDA (Comprehensive Care Management)[1]	6.375	11/01/2028	1,227,646
3,095,000	NYC IDA (Comprehensive Care Management)[1]	6.375	11/01/2028	3,101,840
3,145,000	NYC IDA (Comprehensive Care Management)[1]	6.125	11/01/2035	3,150,692
425,000	NYC IDA (Cool Wind Ventilation)[1]	5.450	11/01/2017	426,398
5,685,000	NYC IDA (Cool Wind Ventilation)[1]	6.075	11/01/2027	5,694,949
380,000	NYC IDA (Cool Wind Ventilation)[1]	5.450	11/01/2017	381,250
240,000	NYC IDA (EIISFAC/SFUMP/YAI/AFSFBM/SNP Obligated Group)[1]	4.750	07/01/2020	239,746
1,920,000	NYC IDA (Gourmet Boutique)[1,3]	10.000	05/01/2021	1,550,938
7,290,000	NYC IDA (Guttmacher Institute)[1]	5.750	12/01/2036	7,438,206
500,000	NYC IDA (Independent Living Assoc.)[1]	6.200	07/01/2020	502,920
2,500,000	NYC IDA (Manhattan Community Access Corp.)[1]	6.000	12/01/2036	2,568,725
9,175,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)[1]	6.375	11/01/2038	9,662,284
1,895,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)[1]	6.375	11/01/2038	1,995,643
12,870,000	NYC IDA (MediSys Health Network)[1]	6.250	03/15/2024	12,876,564
1,955,000	NYC IDA (Sahadi Fine Foods)[1]	6.750	11/01/2019	1,956,525
175,000	NYC IDA (Samaritan Aids Services)[3]	5.000	11/01/2024	175,641
395,000	NYC IDA (Special Needs Facilities Pooled Program)[1]	6.650	07/01/2023	395,308
1,000,000	NYC IDA (The Bank Street College)[1]	5.250	12/01/2030	1,002,040
380,000	NYC IDA (The Bank Street College)[1]	5.250	12/01/2021	381,075
8,600,000	NYC IDA (The Child School)[1]	7.550	06/01/2033	8,622,360
3,265,000	NYC IDA (Therapy & Learning Center)[1]	8.250	09/01/2031	3,267,514
5,000,000	NYC IDA (United Jewish Appeal-Federation of Jewish Philanthropies of New York)[1]	5.000	07/01/2034	5,790,200
705,000	NYC IDA (World Casing Corp.)[1]	6.700	11/01/2019	705,127
335,000	NYC IDA (YAI/SFTU Obligated Group)[1]	5.000	07/01/2026	335,090
18,110,000	NYC IDA (Yankee Stadium)[1]	5.000	03/01/2046	18,204,353
6,800,000	NYC IDA (Yankee Stadium)[1,9]	1.675	03/01/2022	6,666,924
150,000	NYC IDA (Yankee Stadium)[1]	5.000	03/01/2031	150,402
16,500,000	NYC IDA (Yankee Stadium)[1]	7.000	03/01/2049	18,842,835
220,000	NYC IDA (Yankee Stadium)	5.000	03/01/2036	220,704

8      OPPENHEIMER ROCHESTER FUND MUNICIPALS

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$24,270,000	NYC IDA (Yeled Yalda Early Childhood)[1]	5.725%		11/01/2037	$24,795,688
31,750,000	NYC Municipal Water Finance Authority[5]	5.500		06/15/2043	37,299,898
21,570,000	NYC Municipal Water Finance Authority[5]	5.375		06/15/2043	25,210,762
665,000	NYC Municipal Water Finance Authority[1]	5.125		06/15/2030	714,935
900,000	NYC Municipal Water Finance Authority[1]	5.625		06/15/2027	972,738
7,185,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2036	8,717,489
1,000,000	NYC Municipal Water Finance Authority[1]	5.625		06/15/2027	1,081,160
50,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2037	53,529
285,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2037	304,656
10,000,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2038	12,423,200
4,825,000	NYC Municipal Water Finance Authority[1]	5.750		06/15/2040	5,232,761
7,405,000	NYC Municipal Water Finance Authority[1]	5.250		06/15/2044	8,832,758
5,000,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2036	6,066,450
1,440,000	NYC Municipal Water Finance Authority[1]	5.750		06/15/2040	1,559,923
7,525,000	NYC Municipal Water Finance Authority[1]	5.250		06/15/2040	8,372,691
8,950,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2031	10,175,345
30,000,000	NYC Municipal Water Finance Authority	0.900 [1]	[0]	06/15/2041	30,000,000
700,000	NYC Transitional Finance Authority[1]	5.125		01/15/2034	762,699
15,000,000	NYC Transitional Finance Authority (Building Aid)[5]	5.250		07/15/2037	17,612,700
25,000,000	NYC Transitional Finance Authority (Building Aid)[5]	5.000		07/15/2037	29,713,750
6,500,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000		07/15/2034	7,839,520
5,065,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000		07/15/2035	6,091,827
10,000,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000		07/15/2040	11,960,600
1,700,000	NYC Transitional Finance Authority (Building Aid)[1]	5.500		01/15/2039	1,882,172
5,410,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000		07/15/2040	6,257,368
3,000,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000		07/15/2030	3,684,420
10,500,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000		07/15/2043	12,489,015
650,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000		07/15/2029	819,813
4,165,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000		07/15/2043	5,008,121
2,500,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000		07/15/2036	2,531,300
8,000,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000		07/15/2034	9,738,640
5,405,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000		07/15/2035	6,560,427
6,000,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000		07/15/2036	7,256,100
15,000,000	NYC Transitional Finance Authority (Future Tax)[5]	5.000		05/01/2034	17,856,150
20,335,000	NYC Transitional Finance Authority (Future Tax)[5]	5.000		02/01/2030	24,457,715
7,575,000	NYC Transitional Finance Authority (Future Tax)[1]	5.500		11/01/2035	8,915,775
12,745,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000		08/01/2040	15,495,371
14,000,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000		05/01/2032	17,398,360
2,400,000	NYC Transitional Finance Authority (Future Tax)[1]	5.250		02/01/2030	2,806,200
13,000,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000		08/01/2038	15,830,750
8,190,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000		02/01/2035	9,668,377
10,000,000	NYC Transitional Finance Authority (Future Tax)	0.960 [1]	[0]	11/01/2022	10,000,000
5,695,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000		02/01/2041	6,816,972
2,115,000	NYC Trust for Cultural Resources (Museum of Modern Art)[1]	4.000		04/01/2030	2,496,758
2,500,000	NYC Trust for Cultural Resources (Museum of Modern Art)[1]	4.000		04/01/2031	2,936,400
3,935,000	NYS Convention Center Devel. Corp. (Hotel Unit)[1]	5.000		11/15/2040	4,722,433

9    OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$5,300,000	NYS DA (ALIA-PSCH)[1]	4.800%		12/01/2023	$5,486,560
5,200,000	NYS DA (ALIA-PSCH)[1]	6.175		12/01/2031	5,341,752
11,920,000	NYS DA (ALIA-PSCH)[1]	5.350		12/01/2035	12,430,891
430,000	NYS DA (Brooklyn Law School)[1]	5.000		07/01/2030	495,463
850,000	NYS DA (Brooklyn Law School)[1]	5.000		07/01/2028	983,144
850,000	NYS DA (Brooklyn Law School)[1]	5.000		07/01/2027	987,403
430,000	NYS DA (Brooklyn Law School)[1]	5.000		07/01/2029	496,349
1,010,000	NYS DA (Cabrini of Westchester)[1]	5.200		02/15/2041	1,056,511
260,000	NYS DA (Catholic Health System)[1]	5.000		07/01/2032	294,096
500,000	NYS DA (Catholic Health System)[1]	5.000		07/01/2032	565,570
25,000	NYS DA (City University)[1]	5.250		07/01/2030	31,885
1,115,000	NYS DA (Columbia University)[1]	5.000		07/01/2038	1,195,224
300,000	NYS DA (Culinary Institute of America)[1]	5.000		07/01/2034	338,571
7,800,000	NYS DA (Fordham University)[1]	5.000		07/01/2038	8,361,210
200,000	NYS DA (Fordham University)[1]	5.000		07/01/2030	240,340
285,000	NYS DA (Fordham University)[1]	5.000		07/01/2038	305,452
150,000	NYS DA (Icahn School of Medicine at Mount Sinai)[1]	5.000		07/01/2034	177,434
5,500,000	NYS DA (Interagency Council)[1]	7.000		07/01/2035	6,723,145
3,000,000	NYS DA (Iona College)[1]	5.000		07/01/2032	3,413,220
3,490,000	NYS DA (Manhattan College)[1]	5.300		07/01/2037	3,605,170
40,450,000	NYS DA (Mental Health Services Facilities)	0.880 [1]	[0]	02/15/2031	40,450,000
150,000	NYS DA (Mental Health Services Facilities)[1]	5.000		02/15/2037	152,310
860,000	NYS DA (Miriam Osborn Memorial Home Assoc.)[1]	5.000		07/01/2029	921,094
1,000,000	NYS DA (New School University)[1]	5.750		07/01/2050	1,135,290
2,100,000	NYS DA (New School)[1]	5.000		07/01/2040	2,472,414
20,000,000	NYS DA (New York University)[1]	5.250		07/01/2048	21,511,200
11,500,000	NYS DA (NSLIJ / LIJMC / NSUH / GCH / NSUHSFCEC&R / NSLIJHC / FrankHosp / HHA / LHH / SHosp / SIUH / PlainHlth / FHH Obligated Group)[1]	5.250		05/01/2034	13,357,135
1,515,000	NYS DA (NSLIJ / LIJMC / NSUH / GCH / NSUHSFCEC&R / NSLIJHC / FrankHosp / HHA / LHH / SHosp / SIUH / PlainHlth / FHH Obligated Group)[1]	5.000		05/01/2033	1,828,757
2,000,000	NYS DA (NYU Hospitals Center)[1]	5.625		07/01/2037	2,073,260
1,000,000	NYS DA (NYU Hospitals Center)[1]	5.000		07/01/2036	1,188,730
12,500,000	NYS DA (NYU)[1]	5.000		07/01/2033	15,606,375
5,890,000	NYS DA (NYU)[1]	5.000		07/01/2045	6,974,820
7,500,000	NYS DA (NYU)[1]	5.000		07/01/2039	9,215,700
500,000	NYS DA (Pratt Institute)[1]	5.000		07/01/2046	601,335
1,000,000	NYS DA (Pratt Institute)[1]	5.000		07/01/2034	1,183,670
6,035,000	NYS DA (Providence Rest)[1]	5.000		07/01/2035	6,037,052
2,700,000	NYS DA (Providence Rest)[1]	5.125		07/01/2030	2,701,134
3,100,000	NYS DA (Providence Rest)[1]	5.250		07/01/2025	3,104,495
20,000,000	NYS DA (Sales Tax)[1]	5.000		03/15/2033	25,044,400
10,000,000	NYS DA (Sales Tax)[1]	5.000		03/15/2034	12,481,600
20,735,000	NYS DA (Sales Tax)[1]	5.000		03/15/2032	25,346,464
14,995,000	NYS DA (Sales Tax)[1]	5.000		03/15/2035	18,655,429
1,525,000	NYS DA (School District Bond Financing Program), Series C1	7.500		04/01/2039	1,724,333

10      OPPENHEIMER ROCHESTER FUND MUNICIPALS

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$2,645,000	NYS DA (School District Bond Financing Program), Series C1	7.375%		10/01/2033	$2,984,168
1,750,000	NYS DA (School District Bond Financing Program), Series C1	7.250		10/01/2028	1,970,080
245,000	NYS DA (Siena College)[1]	5.125		07/01/2039	263,079
5,770,000	NYS DA (Smithtown Special Library District)[1]	6.000		07/01/2028	6,284,222
2,480,000	NYS DA (Special Surgery Hospital)[1]	6.000		08/15/2038	2,826,456
400,000	NYS DA (St. John’s University)[1]	5.000		07/01/2034	478,856
10,750,000	NYS DA (St. John’s University)[1]	5.000		07/01/2030	12,557,613
270,000	NYS DA (St. John’s University)[1]	5.000		07/01/2028	317,334
3,500,000	NYS DA (St. Joseph’s College)[1]	5.250		07/01/2035	3,828,125
44,200,000	NYS DA (St. Mary’s Hospital for Children)[1]	7.875		11/15/2041	49,580,908
23,435,000	NYS DA (State Personal Income Tax Authority)[1]	5.000		02/15/2033	29,183,137
855,000	NYS DA (State Personal Income Tax Authority)[1]	5.000		03/15/2026	904,205
9,000,000	NYS DA (State Personal Income Tax Authority)[1]	5.000		02/15/2039	10,993,050
12,995,000	NYS DA (State Personal Income Tax Authority)[1]	5.000		02/15/2040	15,872,743
25,930,000	NYS DA (State Personal Income Tax Authority)[1]	5.000		02/15/2034	32,134,271
10,000,000	NYS DA (State Personal Income Tax Authority)[1]	5.000		03/15/2031	12,297,500
15,915,000	NYS DA (State Personal Income Tax Authority)[5]	5.000		03/15/2034	18,519,154
5,000,000	NYS DA (State Personal Income Tax Authority)[1]	5.000		03/15/2036	6,128,100
5,620,000	NYS DA (State Personal Income Tax Authority)[1]	5.000		02/15/2034	6,667,175
2,295,000	NYS DA (State Personal Income Tax Authority)[1]	5.000		02/15/2027	2,772,062
3,000,000	NYS DA (State University of New York)[1]	5.000		07/01/2040	3,396,390
6,000,000	NYS DA (State University of New York)[1]	5.000		07/01/2038	6,431,700
1,585,000	NYS DA (State University of New York)[1]	5.000		07/01/2035	1,805,664
5,240,000	NYS DA (The Bronx-Lebanon Hospital Center)[1]	6.250		02/15/2035	5,815,876
4,395,000	NYS DA (The New School)[1]	5.000		07/01/2031	5,026,342
4,375,000	NYS DA (Touro College and University System)[1]	5.500		01/01/2039	4,995,244
20,000	NYS DA (UCP-HCAS / Jawonio / FRC / CPW / UCPANYS / UCP Obligated Group)	5.000		07/01/2034	20,072
1,000,000	NYS DA (University of Rochester)[1]	5.750 [6]		07/01/2039	1,118,630
11,695,000	NYS DA (Vassar College)[5]	5.000		07/01/2046	12,050,177
2,885,000	NYS DA (Yeshiva University)[1]	5.000		09/01/2034	2,924,842
5,415,000	NYS DA (Yeshiva University)[1]	5.000		09/01/2038	5,460,324
1,145,000	NYS DA (Yeshiva University)[1]	5.000		11/01/2031	1,352,520
1,960,000	NYS DA (Yeshiva University)[1]	5.000		11/01/2031	2,015,213
615,000	NYS DA (Yeshiva University)[1]	5.000		09/01/2034	684,065
1,150,000	NYS DA (Yeshiva University)[1]	5.000		09/01/2038	1,279,145
1,405,000	NYS EFC (Clean Water & Drinking Revolving Funds)[1]	5.000		06/15/2037	1,505,387
8,340,000	NYS EFC (NYC Municipal Water Finance Authority)[1]	5.000		06/15/2034	8,801,953
11,700,000	NYS HFA (222 East 44th Street)	0.960 [1]	[0]	05/01/2050	11,700,000
1,080,000	NYS HFA (Affordable Hsg.)[1]	6.450		11/01/2029	1,158,268
2,365,000	NYS HFA (Affordable Hsg.)[1]	5.250		11/01/2038	2,407,523
150,000	NYS HFA (Affordable Hsg.)[1]	6.750		11/01/2038	166,089
600,000	NYS HFA (Affordable Hsg.)[1]	5.200		11/01/2030	622,116
2,000,000	NYS HFA (Affordable Hsg.)[1]	5.000		11/01/2042	2,114,740
10,220,000	NYS HFA (Affordable Hsg.)[5]	5.450		11/01/2045	10,415,905
415,000	NYS HFA (Children’s Rescue)[1,3]	7.625		05/01/2018	415,104

11    OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$885,000	NYS HFA (Friendship)[1]	5.100%		08/15/2041	$886,133
995,000	NYS HFA (Golden Age Apartments)[1]	5.000		02/15/2037	996,254
150,000	NYS HFA (Highland Avenue Senior Apartments)[1]	5.000		02/15/2039	150,807
125,000	NYS HFA (Horizons at Wawayanda)[1]	5.150		11/01/2040	127,410
2,080,000	NYS HFA (Multifamily Hsg.)[1]	5.375		02/15/2035	2,083,266
1,710,000	NYS HFA (Multifamily Hsg.)[1]	5.650		02/15/2034	1,713,146
1,100,000	NYS HFA (River Terrace Associates)	0.860 [1]	[0]	05/15/2034	1,100,000
315,000	NYS HFA (State Personal Income Tax Authority)[1]	5.000		03/15/2021	316,159
310,000	NYS HFA (Tiffany Gardens)[1]	5.125		08/15/2037	314,039
140,000	NYS LGSC (SCSB)	7.375		12/15/2016	140,724
670,000	NYS LGSC (SCSB)	7.750		12/15/2021	671,320
20,000,000	NYS Liberty Devel. Corp. (4 World Trade Center)[1]	5.750		11/15/2051	23,829,000
1,000,000	NYS Liberty Devel. Corp. (4 World Trade Center)[1]	5.000		11/15/2031	1,164,500
15,680,000	NYS Liberty Devel. Corp. (Goldman Sachs Headquarters)[1]	5.250		10/01/2035	21,006,810
16,700,000	NYS Power Authority[1]	5.000		11/15/2047	17,480,892
25,000,000	NYS Thruway Authority[1]	5.000		01/01/2028	29,556,000
11,720,000	NYS Thruway Authority[1]	5.000		05/01/2019	12,928,566
7,650,000	NYS Thruway Authority[1]	5.000		01/01/2032	8,942,621
3,000,000	NYS Thruway Authority[1]	5.250		01/01/2056	3,652,380
3,250,000	NYS Thruway Authority[1]	5.000		01/01/2026	3,416,433
29,115,000	NYS Thruway Authority[1]	5.000		01/01/2046	34,669,269
2,000,000	NYS Thruway Authority Highway & Bridge Trust Fund[1]	5.000		04/01/2029	2,377,440
5,625,000	NYS Transitional Devel Corp. (LaGuardia Airport Terminal B Redevel.)[1]	4.000		07/01/2035	5,983,256
2,000,000	NYS Transitional Devel Corp. (LaGuardia Airport Terminal B Redevel.)[1]	4.000		07/01/2036	2,118,880
17,000,000	NYS Transitional Devel. Corp. (LaGuardia Airport Terminal B Redevel.)[1]	5.250		01/01/2050	19,646,560
29,000,000	NYS Transitional Devel. Corp. (LaGuardia Airport Terminal B Redevel.)[1]	5.000		07/01/2041	33,065,800
46,130,000	NYS Transitional Devel. Corp. (LaGuardia Airport Terminal B Redevel.)[1]	5.000		07/01/2046	52,283,281
6,165,000	NYS UDC (Service Contract)[1]	5.000		01/01/2023	6,484,655
5,975,000	NYS UDC (Service Contract)[1]	5.000		01/01/2024	6,284,027
40,000,000	NYS UDC (State Facilities)	0.880 [1]	[0]	03/15/2033	40,000,000
20,000,000	NYS UDC (State Personal Income Tax Authority)[1]	5.000		03/15/2025	25,595,800
20,000,000	NYS UDC (State Personal Income Tax Authority)[1]	5.000		03/15/2026	25,954,600
10,000,000	NYS UDC (State Personal Income Tax Authority)[1]	5.000		03/15/2035	12,265,300
4,000,000	NYS UDC (State Personal Income Tax Authority)[1]	5.000		03/15/2035	4,890,440
65,000	Oneida County, NY IDA (Civic Facilities-Mohawk Valley)[1]	4.625		09/15/2030	65,001
830,000	Oneida County, NY IDA (Civic Facilities-Mohawk Valley)[1]	5.000		09/15/2035	830,473
1,185,000	Onondaga County, NY IDA (Free Library)[1]	5.125		03/01/2030	1,226,321
1,115,000	Onondaga County, NY IDA (Free Library)[1]	5.125		03/01/2037	1,149,777
1,000,000	Onondaga, NY Civic Devel Corp. (Le Moyne College)[1]	5.000		07/01/2032	1,135,440
2,000,000	Onondaga, NY Civic Devel. Corp. (Le Moyne College)[1]	5.375		07/01/2040	2,206,180
3,465,000	Onondaga, NY Civic Devel. Corp. (Upstate Properties)[1]	5.250		12/01/2041	4,073,697

12      OPPENHEIMER ROCHESTER FUND MUNICIPALS

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$1,435,000	Orange County, NY Funding Corp. (Mount St. Mary College)[1]	5.000%	07/01/2042	$1,606,468
1,320,000	Orange County, NY Funding Corp. (Mount St. Mary College)[1]	5.000	07/01/2037	1,480,710
1,715,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)[1]	5.375	12/01/2021	1,720,265
6,330,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)	5.375	12/01/2026	6,352,851
2,235,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)[1]	5.375	12/01/2026	2,240,900
345,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.500	12/01/2028	355,329
1,000,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.000	12/01/2036	1,172,480
26,615,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750	12/01/2022	27,199,199
32,175,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750	12/01/2025	32,815,604
23,000,000	Port Authority NY/NJ (KIAC)[1,3]	6.750	10/01/2019	23,007,130
10,000	Port Authority NY/NJ, 146th Series[1]	4.750	12/01/2027	10,065
26,100,000	Port Authority NY/NJ, 146th Series[5]	4.750	12/01/2027	26,269,285
10,000	Port Authority NY/NJ, 146th Series[1]	4.500	12/01/2034	10,047
20,000,000	Port Authority NY/NJ, 147th Series[5]	5.000	10/15/2032	20,360,580
13,005,000	Port Authority NY/NJ, 147th Series[5]	4.750	10/15/2028	13,234,908
17,790,000	Port Authority NY/NJ, 147th Series[5]	5.000	10/15/2027	18,129,958
15,000,000	Port Authority NY/NJ, 151st Series[5]	6.000	09/15/2028	16,086,750
10,000,000	Port Authority NY/NJ, 151st Series[5]	5.750	03/15/2035	10,630,482
72,000,000	Port Authority NY/NJ, 151st Series[1]	5.750	03/15/2035	76,539,600
22,500,000	Port Authority NY/NJ, 152nd Series[5]	5.750	11/01/2030	24,145,425
101,940,000	Port Authority NY/NJ, 152nd Series[5]	5.250	11/01/2035	108,173,538
1,200,000	Port Authority NY/NJ, 152nd Series[1]	5.750	11/01/2030	1,287,756
15,300,000	Port Authority NY/NJ, 161st Series[5]	5.000	10/15/2031	17,153,748
20,250,000	Port Authority NY/NJ, 163rd Series[5]	5.000	07/15/2039	22,893,192
21,515,000	Port Authority NY/NJ, 166th Series[5]	5.000	01/15/2041	24,825,497
15,000,000	Port Authority NY/NJ, 166th Series[5]	5.250	07/15/2036	17,477,700
2,720,000	Port Authority NY/NJ, 169th Series[1]	5.000	10/15/2036	3,048,413
400,000	Port Authority NY/NJ, 172nd Series[1]	5.000	10/01/2034	455,524
11,000,000	Port Authority NY/NJ, 184th Series[1]	5.000	09/01/2032	13,486,990
8,340,000	Port Authority NY/NJ, 186th Series[1]	5.000	10/15/2033	9,903,750
9,170,000	Port Authority NY/NJ, 186th Series[1]	5.000	10/15/2034	10,867,275
13,715,000	Port Authority NY/NJ, Series 2014-XF0001[5]	5.250	05/01/2038	14,553,635
100,000	Poughkeepsie, NY GO1	4.400	06/01/2024	100,245
2,755,000	Poughkeepsie, NY IDA (Eastman & Bixby Redevel. Corp.)[1]	6.000	08/01/2032	2,762,852
2,525,000	Ramapo, NY Local Devel. Corp.[1]	5.000	03/15/2033	2,852,669
1,500,000	Rensselaer County, NY IDA (Franciscan Heights)[1]	5.375	12/01/2036	1,503,285
4,820,000	Rensselaer, NY City School District COP[1]	5.000	06/01/2036	4,826,844
1,195,000	Rockland County, NY IDA (CRV/Rockland County Assoc. for the Learning Disabled Obligated Group)[1]	4.900	07/01/2021	1,195,753
13,095,000	Rockland County, NY Tobacco Asset Securitization Corp.[1]	5.750	08/15/2043	13,102,726
486,000,000	Rockland County, NY Tobacco Asset Securitization Corp.	6.595 [2]	08/15/2060	8,854,920

13    OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$9,225,000	Rockland County, NY Tobacco Asset Securitization Corp.[1]	5.625%	08/15/2035	$9,230,535
1,095,000	SONYMA, Series 196[1]	1.350	10/01/2019	1,092,909
1,075,000	SONYMA, Series 196[1]	1.250	04/01/2019	1,072,237
520,000	St. Lawrence County, NY IDA (Clarkson University)[1]	6.000	09/01/2034	620,298
4,775,000	St. Lawrence County, NY IDA (Clarkson University)[1]	5.375	09/01/2041	5,607,951
1,510,000	St. Lawrence County, NY IDA (Clarkson University)[1]	5.000	09/01/2041	1,717,414
4,360,000	St. Lawrence County, NY IDA (Curran Renewable Energy)[1]	7.250	12/01/2029	4,212,719
540,000	St. Lawrence County, NY IDA (St. Lawrence University)[1]	5.000	07/01/2036	654,097
1,280,000	St. Lawrence County, NY IDA (St. Lawrence University)[1]	5.000	07/01/2030	1,497,229
1,355,000	St. Lawrence County, NY IDA (St. Lawrence University)[1]	5.000	07/01/2031	1,579,767
205,000	Suffern, NY GO1	5.000	03/15/2020	224,713
21,405,000	Suffolk County, NY Economic Devel. Corp. (CHSLI \ CHFTEH \ SANC \ SAR \ SJRNC \ SJR \ VMNRC \ VMHCS \ CHHSB \ CHS \ SCOSMC Obligated Group)[1]	5.000	07/01/2028	24,234,527
3,670,000	Suffolk County, NY Economic Devel. Corp. (CHSLI \ CHFTEH \ SANC \ SAR \ SJRNC \ SJR \ VMNRC \ VMHCS \ CHHSB \ CHS \ SCOSMC Obligated Group)[1]	5.000	07/01/2028	4,341,243
810,000	Suffolk County, NY Economic Devel. Corp. (Family Residences Essential Enterprises)[1]	6.750	06/01/2027	848,507
4,200,000	Suffolk County, NY Economic Devel. Corp., Series A1	7.375	12/01/2040	4,485,852
350,000	Suffolk County, NY IDA (ACLD)[1]	6.000	12/01/2019	351,442
1,075,000	Suffolk County, NY IDA (ALIA-ACLD)[1,3]	5.950	10/01/2021	1,093,028
845,000	Suffolk County, NY IDA (ALIA-Adelante)[1]	6.500	11/01/2037	860,852
1,470,000	Suffolk County, NY IDA (ALIA-DDI)[1,3]	5.950	10/01/2021	1,494,652
420,000	Suffolk County, NY IDA (ALIA-FREE)[1,3]	5.950	10/01/2021	427,043
315,000	Suffolk County, NY IDA (ALIA-IGHL)[1,3]	6.000	10/01/2031	320,330
400,000	Suffolk County, NY IDA (ALIA-IGHL)[1,3]	5.950	11/01/2022	408,136
300,000	Suffolk County, NY IDA (ALIA-IGHL)[1,3]	5.950	10/01/2021	305,031
340,000	Suffolk County, NY IDA (ALIA-NYS ARC)[1,3]	5.950	11/01/2022	346,916
1,000,000	Suffolk County, NY IDA (ALIA-UCPAGS)[1,3]	5.950	10/01/2021	1,016,770
325,000	Suffolk County, NY IDA (ALIA-WORCA)[1,3]	5.950	11/01/2022	331,611
55,000	Suffolk County, NY IDA (DDI)[1]	6.000	12/01/2019	55,227
75,000	Suffolk County, NY IDA (DDI)[1,3]	6.000	10/01/2020	75,554
80,000	Suffolk County, NY IDA (DDI)[1,3]	6.000	10/01/2020	80,590
130,000	Suffolk County, NY IDA (Dowling College)	5.000	06/01/2036	116,757
1,065,000	Suffolk County, NY IDA (Huntington First Aid Squad)[1]	6.650	11/01/2017	1,067,790
350,000	Suffolk County, NY IDA (Independent Group Home Living)[1,3]	6.000	10/01/2020	352,583
105,000	Suffolk County, NY IDA (Independent Group Home Living)[1]	6.000	12/01/2019	105,433
1,865,000	Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)[1]	6.750	11/01/2036	1,904,352
20,605,000	Suffolk County, NY IDA (Nissequogue Cogeneration Partners)[1]	5.500	01/01/2023	20,615,715

14      OPPENHEIMER ROCHESTER FUND MUNICIPALS

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$115,000	Suffolk County, NY IDA (Suffolk Hotels)[1,3]	6.000%	10/01/2020	$115,849
730,000	Suffolk County, NY IDA (United Cerebral Palsy Assoc.)[1]	6.000	12/01/2019	733,008
485,000	Suffolk County, NY IDA (WORCA)[1,3]	6.000	10/01/2020	488,579
287,265,000	Suffolk, NY Tobacco Asset Securitization Corp.	7.996 [2]	06/01/2048	8,623,695
9,130,000	Suffolk, NY Tobacco Asset Securitization Corp.	5.375	06/01/2028	9,481,140
119,295,000	Suffolk, NY Tobacco Asset Securitization Corp.	6.625 [6]	06/01/2044	127,399,902
3,780,000	Sullivan County, NY Infrastructure (Adelaar)[1,3]	5.350	11/01/2049	3,748,135
13,865,000	Sullivan County, NY Infrastructure (Adelaar)[1,3]	5.350	11/01/2049	13,748,257
5,760,000	Sullivan County, NY Infrastructure (Adelaar)[1,3]	5.350	11/01/2049	5,711,962
5,830,000	Sullivan County, NY Infrastructure (Adelaar)[1,3]	5.350	11/01/2049	5,780,562
40,865,000	Sullivan County, NY Infrastructure (Adelaar)[1]	5.350	11/01/2049	40,518,465
203,935,000	Syracuse, NY IDA (Carousel Center)[1]	5.000	01/01/2036	204,762,976
1,755,000	Syracuse, NY IDA (James Square)	2.552 [2]	08/01/2025	970,287
2,425,000	Tompkins County, NY Devel. Corp. (Tompkins Cortland Community College Foundation)[1]	5.000	07/01/2032	2,697,376
1,700,000	Tompkins County, NY Devel. Corp. (Tompkins Cortland Community College Foundation)[1]	5.000	07/01/2038	1,868,147
22,465,000	Troy, NY Capital Resource Corp. (Rensselaer Polytechnic Institute)[1]	5.000	09/01/2030	25,443,634
185,000	Ulster County, NY Res Rec[1]	5.000	03/01/2020	185,546
677,344	Westchester County, NY Healthcare Corp., Series A1	5.000	11/01/2044	779,257
6,245,000	Westchester County, NY Healthcare Corp., Series A1	5.000	11/01/2030	7,087,326
1,700,000	Westchester County, NY Healthcare Corp., Series B1	5.125	11/01/2041	1,908,828
1,090,000	Westchester County, NY IDA (Clearview School)[1]	7.250	01/01/2035	1,093,335
1,400,000	Westchester County, NY IDA (Schnurmacher Center)[1]	6.500	11/01/2033	1,417,122
2,190,000	Westchester County, NY Local Devel. Corp. (Sarah Lawrence College)[1]	4.000	06/01/2031	2,374,486
2,165,000	Westchester County, NY Local Devel. Corp. (Sarah Lawrence College)[1]	4.000	06/01/2030	2,360,824
1,500,000	Westchester County, NY Local Devel. Corp. (Wartburg Senior Hsg.)[1]	5.000	06/01/2030	1,594,200
2,400,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	5.000	06/01/2026	2,402,472
59,400,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	5.125	06/01/2038	60,288,624
3,080,000	White Plains, NY City School District[1]	5.000	06/15/2019	3,423,389
1,970,000	Yonkers, NY IDA (Hudson Scenic Studio)[1]	6.625	11/01/2019	1,970,493
1,325,000	Yonkers, NY IDA (Philipsburg Hall Associates)[1]	7.500	11/01/2030	1,295,585
5,100,000	Yonkers, NY IDA (Sarah Lawrence College)[1]	6.000	06/01/2041	5,782,992
1,215,000	Yonkers, NY Parking Authority[1]	6.000	06/15/2024	1,190,481
295,000	Yonkers, NY Parking Authority[1]	6.000	06/15/2018	295,507
				4,731,342,521
U.S. Possessions—25.9%
3,840,000	Guam Education Financing Foundation COP[1]	5.000	10/01/2023	4,556,198
1,830,000	Guam Education Financing Foundation COP[1]	5.000	10/01/2022	2,131,767
3,600,000	Guam Government Business Privilege[1]	5.000	01/01/2031	3,986,064
6,000,000	Guam Government Business Privilege[1]	5.000	01/01/2032	6,621,840

15    OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
U.S. Possessions (Continued)
$1,735,000	Guam Government Waterworks Authority & Wastewater System[1]	5.250%	07/01/2025	$2,109,049
345,000	Guam Hsg. Corp. (Single Family Mtg.)[1]	5.750	09/01/2031	374,763
1,230,000	Guam Power Authority, Series A1	5.000	10/01/2023	1,468,841
2,790,000	Guam Power Authority, Series A1	5.000	10/01/2030	3,278,473
1,560,000	Guam Power Authority, Series A1	5.000	10/01/2024	1,850,394
1,340,000	Northern Mariana Islands Commonwealth, Series A1,3	5.000	10/01/2022	1,338,486
27,060,000	Northern Mariana Islands Commonwealth, Series A1	5.000	06/01/2030	25,007,228
6,745,000	Northern Mariana Islands Ports Authority, Series A1	6.250	03/15/2028	6,300,235
13,115,000	Northern Mariana Islands Ports Authority, Series A1	6.600	03/15/2028	13,644,059
1,580,000	Puerto Rico Aqueduct & Sewer Authority	5.250	07/01/2029	1,207,578
1,950,000	Puerto Rico Aqueduct & Sewer Authority	5.000	07/01/2033	1,476,150
10,000,000	Puerto Rico Aqueduct & Sewer Authority	5.250	07/01/2024	7,742,100
15,350,000	Puerto Rico Aqueduct & Sewer Authority	6.000	07/01/2047	11,852,656
80,800,000	Puerto Rico Aqueduct & Sewer Authority	6.000	07/01/2038	62,985,216
52,635,000	Puerto Rico Aqueduct & Sewer Authority	6.000	07/01/2044	40,770,018
49,000,000	Puerto Rico Aqueduct & Sewer Authority	5.125	07/01/2047	50,442,560
55,825,000	Puerto Rico Aqueduct & Sewer Authority	6.125 [6]	07/01/2024	44,752,111
3,519,880,000	Puerto Rico Children’s Trust Fund (TASC)	7.622 [2]	05/15/2057	84,793,909
68,500,000	Puerto Rico Children’s Trust Fund (TASC)	6.664 [2]	05/15/2050	6,380,775
56,685,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625	05/15/2043	56,595,438
3,179,200,000	Puerto Rico Children’s Trust Fund (TASC)	8.372 [2]	05/15/2057	33,318,016
1,000,000	Puerto Rico Commonwealth GO4	6.000	07/01/2028	626,250
3,670,000	Puerto Rico Commonwealth GO4	6.000	07/01/2040	2,231,837
5,050,000	Puerto Rico Commonwealth GO4	6.500	07/01/2037	3,216,294
390,000	Puerto Rico Commonwealth GO4	6.000	07/01/2039	241,800
30,000,000	Puerto Rico Commonwealth GO4	5.750	07/01/2036	18,600,000
3,205,000	Puerto Rico Commonwealth GO4	5.625	07/01/2033	1,987,100
5,675,000	Puerto Rico Commonwealth GO4	6.500	07/01/2040	3,575,250
2,700,000	Puerto Rico Commonwealth GO4	6.000	07/01/2035	1,674,000
14,500,000	Puerto Rico Commonwealth GO4	5.250	07/01/2031	9,026,395
3,315,000	Puerto Rico Commonwealth GO11	5.125	07/01/2031	2,453,100
4,965,000	Puerto Rico Commonwealth GO4	5.250	07/01/2037	3,084,506
10,230,000	Puerto Rico Commonwealth GO4	5.250	07/01/2034	6,342,600
1,000,000	Puerto Rico Commonwealth GO4	5.500	07/01/2026	630,620
7,850,000	Puerto Rico Commonwealth GO11	5.500	07/01/2029	5,809,000
13,300,000	Puerto Rico Commonwealth GO4	5.125	07/01/2031	8,279,383
5,000,000	Puerto Rico Commonwealth GO4	5.750	07/01/2028	3,134,000
1,270,000	Puerto Rico Commonwealth GO1	6.000	07/01/2028	1,320,343
76,300,000	Puerto Rico Commonwealth GO4	5.500	07/01/2032	47,734,806
770,000	Puerto Rico Commonwealth GO4	5.875	07/01/2036	481,743
5,000,000	Puerto Rico Commonwealth GO4	5.375	07/01/2033	3,115,150
2,920,000	Puerto Rico Commonwealth GO4	5.250	07/01/2030	1,819,277
2,000,000	Puerto Rico Commonwealth GO4	5.000	07/01/2033	1,242,580
2,200,000	Puerto Rico Commonwealth GO4	5.250	07/01/2026	1,384,614
2,500,000	Puerto Rico Commonwealth GO4	5.250	07/01/2032	1,564,150
1,967,211	Puerto Rico Electric Power Authority	10.000	01/01/2021	1,561,688
1,866,384	Puerto Rico Electric Power Authority	10.000	07/01/2019	1,489,901

16      OPPENHEIMER ROCHESTER FUND MUNICIPALS

Principal Amount		Coupon	Maturity	Value
U.S. Possessions (Continued)
$655,737	Puerto Rico Electric Power Authority	10.000%	01/01/2022	$520,323
1,967,211	Puerto Rico Electric Power Authority	10.000	07/01/2021	1,561,688
655,738	Puerto Rico Electric Power Authority	10.000	07/01/2022	520,324
1,866,385	Puerto Rico Electric Power Authority	10.000	07/01/2019	1,489,902
23,480,000	Puerto Rico Electric Power Authority, Series A7	7.000	07/01/2043	15,961,469
3,620,000	Puerto Rico Electric Power Authority, Series A7	7.000	07/01/2033	2,461,274
18,990,000	Puerto Rico Electric Power Authority, Series A7	6.750	07/01/2036	12,864,206
1,095,000	Puerto Rico Electric Power Authority, Series A7	5.000	07/01/2042	738,096
2,000,000	Puerto Rico Electric Power Authority, Series A7	5.000	07/01/2029	1,347,900
9,000,000	Puerto Rico Electric Power Authority, Series AAA[7]	5.250	07/01/2022	6,070,230
10,105,000	Puerto Rico Electric Power Authority, Series AAA[7]	5.250	07/01/2029	6,810,164
9,625,000	Puerto Rico Electric Power Authority, Series AAA[7]	5.250	07/01/2031	6,486,384
1,430,000	Puerto Rico Electric Power Authority, Series AAA[7]	5.250	07/01/2027	963,777
13,295,000	Puerto Rico Electric Power Authority, Series CCC[7]	5.250	07/01/2028	8,959,899
20,170,000	Puerto Rico Electric Power Authority, Series CCC[7]	5.250	07/01/2027	13,593,975
510,000	Puerto Rico Electric Power Authority, Series RR	5.000	07/01/2024	516,207
6,885,000	Puerto Rico Electric Power Authority, Series TT7	5.000	07/01/2037	4,640,834
6,320,000	Puerto Rico Electric Power Authority, Series TT7	5.000	07/01/2032	4,259,490
3,700,000	Puerto Rico Electric Power Authority, Series WW7	5.000	07/01/2028	2,493,615
33,350,000	Puerto Rico Electric Power Authority, Series WW7	5.500	07/01/2038	22,473,898
7,000,000	Puerto Rico Electric Power Authority, Series XX7	5.250	07/01/2040	4,718,350
7,590,000	Puerto Rico Electric Power Authority, Series ZZ7	5.250	07/01/2025	5,116,040
10,000,000	Puerto Rico Electric Power Authority, Series ZZ7	5.250	07/01/2024	6,741,100
4,945,000	Puerto Rico Highway & Transportation Authority	5.300	07/01/2035	3,062,933
9,515,000	Puerto Rico Highway & Transportation Authority[4]	5.000	07/01/2028	1,636,580
270,000	Puerto Rico Highway & Transportation Authority[4]	5.750	07/01/2020	46,440
8,980,000	Puerto Rico Highway & Transportation Authority, Series G4	5.000	07/01/2033	2,379,700
1,840,000	Puerto Rico Highway & Transportation Authority, Series G4	5.000	07/01/2042	487,600
1,120,000	Puerto Rico Highway & Transportation Authority, Series H4	5.450	07/01/2035	296,800
6,500,000	Puerto Rico Highway & Transportation Authority, Series K4	5.000	07/01/2027	1,722,500
1,145,000	Puerto Rico Highway & Transportation Authority, Series K4	5.000	07/01/2030	303,425
915,000	Puerto Rico Highway & Transportation Authority, Series L11	5.250	07/01/2030	480,576
2,600,000	Puerto Rico Highway & Transportation Authority, Series L1	5.250	07/01/2023	2,875,184
10,000	Puerto Rico Highway & Transportation Authority, Series M4	5.000	07/01/2046	10,319
78,610,000	Puerto Rico Highway & Transportation Authority, Series M4	5.000	07/01/2046	20,831,650
57,615,000	Puerto Rico Highway & Transportation Authority, Series N11	5.250	07/01/2039	30,068,116
3,190,000	Puerto Rico Highway & Transportation Authority, Series N1	5.250	07/01/2032	3,497,101
65,725,000	Puerto Rico Infrastructure[4]	5.728 [2]	07/01/2045	5,517,614

17    OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
U.S. Possessions (Continued)
$25,000,000	Puerto Rico Infrastructure[4]	5.797%	[2]	07/01/2032	$4,037,750
16,955,000	Puerto Rico Infrastructure	5.646 [2]		07/01/2029	8,002,421
5,000,000	Puerto Rico Infrastructure[4]	6.000		12/15/2026	1,827,500
17,490,000	Puerto Rico Infrastructure[11]	5.000		07/01/2037	2,920,830
41,740,000	Puerto Rico Infrastructure[11]	5.000		07/01/2046	6,970,580
675,000	Puerto Rico Infrastructure[4]	5.000		07/01/2037	112,725
142,985,000	Puerto Rico Infrastructure[4]	5.000		07/01/2041	23,878,495
25,255,000	Puerto Rico Infrastructure[11]	5.000		07/01/2031	4,217,585
1,680,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	6.500		10/01/2037	853,843
975,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375		12/01/2021	975,068
875,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.125		04/01/2032	805,893
1,200,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375		04/01/2042	1,101,216
1,350,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000		04/01/2027	1,276,088
6,315,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.500		12/01/2031	6,088,039
6,285,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000		03/01/2036	5,595,975
3,280,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625		06/01/2026	3,176,582
650,000	Puerto Rico ITEMECF (International American University)[1]	5.000		10/01/2031	637,897
4,455,000	Puerto Rico ITEMECF (Ryder Memorial Hospital)[1]	6.700		05/01/2024	4,455,000
7,000,000	Puerto Rico ITEMECF (San Lucas & Cristo Redentor Hospitals)	5.750		06/01/2029	2,134,860
200,000	Puerto Rico ITEMECF (University of the Sacred Heart)[1]	5.000		10/01/2042	143,160
5,490,000	Puerto Rico ITEMECF (University Plaza)[1]	5.000		07/01/2033	5,541,277
4,990,000	Puerto Rico Municipal Finance Agency, Series A	5.250		08/01/2025	2,031,379
8,000,000	Puerto Rico Public Buildings Authority[11]	6.500		07/01/2030	4,810,000
7,500,000	Puerto Rico Public Buildings Authority[11]	6.750		07/01/2036	4,490,625
850,000	Puerto Rico Public Buildings Authority[4]	5.500		07/01/2037	496,187
7,500,000	Puerto Rico Public Buildings Authority[11]	5.000		07/01/2037	4,368,750
18,585,000	Puerto Rico Public Buildings Authority[4]	5.250		07/01/2029	10,918,687
121,570,000	Puerto Rico Public Buildings Authority[11]	5.250		07/01/2033	70,814,525
9,450,000	Puerto Rico Public Buildings Authority[4]	5.375		07/01/2033	5,516,438
1,500,000	Puerto Rico Public Buildings Authority[4]	6.250		07/01/2021	894,375
7,500,000	Puerto Rico Public Buildings Authority[4]	6.250		07/01/2031	4,471,875
2,110,000	Puerto Rico Public Buildings Authority[4]	5.625		07/01/2039	1,231,712
31,050,000	Puerto Rico Public Buildings Authority[4]	6.000		07/01/2041	18,203,063
90,355,000	Puerto Rico Public Buildings Authority[11]	5.000		07/01/2036	52,631,788
11,810,000	Puerto Rico Public Finance Corp., Series B11	5.500		08/01/2031	1,145,452
8,205,000	Puerto Rico Sales Tax Financing Corp., Series A	6.500		08/01/2044	4,522,432
3,130,000	Puerto Rico Sales Tax Financing Corp., Series A	5.000		08/01/2024	1,653,642
15,265,000	Puerto Rico Sales Tax Financing Corp., Series A	7.886 [2]		08/01/2034	1,799,133
1,490,000	Puerto Rico Sales Tax Financing Corp., Series A	5.000		08/01/2043	761,986
75,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500		08/01/2037	39,665
129,035,000	Puerto Rico Sales Tax Financing Corp., Series A	6.567 [2]		08/01/2043	29,119,328
16,265,000	Puerto Rico Sales Tax Financing Corp., Series A	6.658 [2]		08/01/2041	4,101,220
30,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.499 [2]		08/01/2042	7,156,200
291,445,000	Puerto Rico Sales Tax Financing Corp., Series A	5.250		08/01/2057	220,055,547
9,370,000	Puerto Rico Sales Tax Financing Corp., Series A	6.718 [2]		08/01/2045	1,892,459
10,000,000	Puerto Rico Sales Tax Financing Corp., Series A-1	5.250		08/01/2043	5,113,400

18      OPPENHEIMER ROCHESTER FUND MUNICIPALS

Principal Amount		Coupon	Maturity	Value
U.S. Possessions (Continued)
$9,985,000	Puerto Rico Sales Tax Financing Corp., Series C	5.250%	08/01/2041	$5,105,930
39,470,000	Puerto Rico Sales Tax Financing Corp., Series C	6.750 [6]	08/01/2032	22,146,222
250,000	Puerto Rico Sales Tax Financing Corp., Series C	6.000	08/01/2042	134,053
95,245,000	Puerto Rico Sales Tax Financing Corp., Series C	5.750	08/01/2057	71,666,539
4,000,000	Puerto Rico Sales Tax Financing Corp., Series C	5.375	08/01/2036	2,105,680
1,450,000	Puerto Rico Sales Tax Financing Corp., Series C	6.000	08/01/2039	777,461
4,525,000	University of Puerto Rico	5.000	06/01/2026	1,854,345
7,280,000	University of Puerto Rico, Series P	5.000	06/01/2030	2,958,883
24,375,000	University of Puerto Rico, Series Q	5.000	06/01/2030	9,906,975
67,190,000	University of Puerto Rico, Series Q	5.000	06/01/2036	26,959,316
1,500,000	V.I. Public Finance Authority[1]	5.000	09/01/2033	1,696,845
2,180,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2032	2,399,025
2,280,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2032	2,265,112
10,680,000	V.I. Public Finance Authority (Matching Fund Loan Note)[1]	5.000	10/01/2029	11,871,781
590,000	V.I. Public Finance Authority (Matching Fund Loan Note)[1]	6.000	10/01/2039	604,644
2,555,000	V.I. Public Finance Authority, Series A1	5.000	10/01/2032	2,811,701
5,000,000	V.I. Public Finance Authority, Series C1	5.000	10/01/2039	4,932,750
11,100,000	V.I. Tobacco Settlement Financing Corp.	7.296 [2]	05/15/2035	2,236,206
				1,527,562,114
Total Municipal Bonds and Notes (Cost $7,116,243,349)				6,258,904,635
Shares
Common Stocks—0.1%
1,401	CMS Liquidating Trust[12,13] (Cost $4,483,200)			3,921,959
Total Investments, at Value (Cost $7,120,726,549)—106.4%				6,262,826,594
Net Other Assets (Liabilities)—(6.4)				(377,443,367)
Net Assets—100.0%				$5,885,383,227

Footnotes to Statement of Investments

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. Zero coupon bond reflects effective yield on the original acquisition date.

3. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.

4. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the contractual interest rate. See Note 3 of the accompanying Notes.

5. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 3 of the accompanying Notes.

6. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

7. Subject to a forbearance agreement. Rate shown is the contractual interest rate. See Note 3 of the accompanying Notes.

8. Represents the current interest rate for the inverse floating rate security. See Note 3 of the accompanying Notes.

9. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.

19    OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

10.	Represents the current interest rate for a variable or increasing rate security.

11. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the contractual interest rate.

12.	Non-income producing security.
13.	Received as a result of a corporate action.

To simplify the listings of securities, abbreviations are used per the table below:
ACDS	Assoc. for Children with Down Syndrome
ACLD	Adults and Children with Learning and Developmental Disabilities
AFSFBM	Advocates for Services for the Blind Multihandicapped
ALIA	Alliance of Long Island Agencies
ARC	Assoc. of Retarded Citizens
CathHS	Catholic Health System
CHFTEH	Catholic Housing for the Elderly & Handicapped
CHHSB	Catholic Home Health Services of Broward
CHS	Catholic Health Services
CHSLI	Catholic Health Services of Long Island
COP	Certificates of Participation
CPW	Cerebral Palsy of Westchester
CRV	Crystal Run Village
CSMR	Community Services for the Mentally Retarded
DA	Dormitory Authority
DDI	Developmental Disabilities Institute
EFC	Environmental Facilities Corp.
EIISFAC	Eden II School for Austic Children
FHH	Forest Hills Hospital
FrankHosp	Franklin Hospital
FRC	Franziska Racker Centers
FREE	Family Residences and Essential Enterprises
GCH	Glen Cove Hospital
GO	General Obligation
HDC	Housing Devel. Corp.
HFA	Housing Finance Agency
HH	Harmony Heights, Inc.
HHA	Huntington Hospital Association
HHS	Harmony Heights School
HQS	Health Quest System
IDA	Industrial Devel. Agency
IGHL	Independent Group Home for Living
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK	John Fitzgerald Kennedy
KMHosp	Kenmore Mercy Hospital
L.I.	Long Island
LGSC	Local Government Services Corp.
LHH	Lenox Hill Hospital
LIJMC	Long Island Jewish Medical Center
MTA	Metropolitan Transportation Authority
NDH	Northern Dutchess Hospital
NSLIJ	North Shore Long Island Jewish

20      OPPENHEIMER ROCHESTER FUND MUNICIPALS

To simplify the listings of securities, abbreviations are used per the table below: (Continued)
NSLIJHC	North Shore Long Island Jewish Health Care
NSUH	North Shore University Hospital
NSUHSFCEC&R	North Shore University Hospital Stern Family Center for Extended Care & Rehabilitation
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
NYU	New York University
PHCtr	Putnam Hospital Center
PlainHlth	Plainview Health
PSCH	Professional Service Centers for the Handicapped, Inc.
Res Rec	Resource Recovery Facility
SANC	St. Anne’s Nursing Center
SAR	St. Anne’s Residence
SCOSMC	St. Catherine of Siena Medical Center
SCSB	Schuyler Community Services Board
SCSMC	St. Catherine of Sienna Medical Center
SFTU	Services for the Underserved
SFUMP	Services for the Underserved - MR Programs
SHosp	Southside Hospital
SIUH	Staten Island University Hospital
SJR	St. Joseph Residence
SJRNC	St. John’s Rehabilitation and Nursing Center
SNP	Special Needs Program
SOCHOB	Sisters of Charity Hospital of Buffalo
SONYMA	State of New York Mortgage Agency
SUNY	State University of New York
TASC	Tobacco Settlement Asset-Backed Bonds
TFABs	Tobacco Flexible Amortization Bonds
UCP	United Creative Program
UCP-HCAS	United Cerebral Palsy and Handicapped Children’s Association of Syracuse
UCPAGS	United Cerebral Palsy Assoc. of Greater Suffolk
UCPANYS	United Cerebral Palsy Association of New York State
UDC	Urban Development Corporation
V.I.	United States Virgin Islands
VBHosp	Vassar Brothers Hospital
VMHCS	Villa Maria Health Care Services
VMNRC	Villa Marina Nursing & Rehabilitation Center
WORCA	Working Organization for Retarded Children and Adults
YAI	Young Adult Institute
YMCA	Young Men’s Christian Assoc.

21    OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS September 30, 2016 Unaudited

1. Organization

Oppenheimer Rochester Fund Municipals (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

    The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

    The following methodologies are used to determine the market value or the fair value of the types of securities described below:

    Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the mean between the bid and asked price on the principal exchange or, if not available from the principal exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the principal exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price

22      OPPENHEIMER ROCHESTER FUND MUNICIPALS

2. Securities Valuation (Continued)

per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

    Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

    Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

    Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage- backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or

23    OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

    To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

24    OPPENHEIMER ROCHESTER FUND MUNICIPALS

2. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
New York	$—	$4,731,342,499	$22	$4,731,342,521
U.S. Possessions	—	1,520,418,288	7,143,826	1,527,562,114
Common Stock	—	—	3,921,959	3,921,959

Total Assets	$—	$6,251,760,787	$11,065,807	$6,262,826,594

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

3. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

    An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”). The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

    Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is

25    OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

    Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

    The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating

26    OPPENHEIMER ROCHESTER FUND MUNICIPALS

3. Investments and Risks (Continued)

rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to resell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

    Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/ reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. At period end, the Fund’s maximum exposure under such agreements is estimated at $213,150,000.

    When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund

27    OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At period end, municipal bond holdings with a value of $721,777,130 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $412,665,000 in short-term floating rate securities issued and outstanding at that date.

    At period end, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 7,500,000	NY Liberty Devel. Corp. Tender Option Bond Series 2015-XF2153 Trust[3]	8.930%	1/15/44	$9,296,250
2,500,000	NYC GO Tender Option Bond Series 2015 XF-2040 Trust[3]	15.842	10/1/34	4,249,400
5,000,000	NYC GO Tender Option Bond Series 2015-XF2103 Trust	16.856	3/1/21	7,045,200
7,905,000	NYC HDC Tender Option Bond Series 2016- XF0334 Trust	7.398	11/1/39	7,923,814
1,225,000	NYC HDC, Series B-1 Tender Option Bond Series 2014-XF0008-2 Trust	8.710	11/1/27	1,253,138
1,500,000	NYC HDC, Series B-1 Tender Option Bond Series 2014-XF0008-3 Trust	8.800	11/1/32	1,567,830
710,000	NYC HDC, Series C-1 Tender Option Bond Series 2014-XF0009-2 Trust	17.980	11/1/39	887,812
2,730,000	NYC HDC, Series C-1 Tender Option Bond Series 2014-XF0009-3 Trust	18.570	11/1/46	3,423,748
775,000	NYC HDC, Series C-1 Tender Option Bond Series 2015-XF0009 Trust	17.730	11/1/34	998,991
4,015,000	NYC HDC, Series J-2-C Tender Option Bond Series 2014-XF0008-7 Trust	8.960	11/1/40	4,093,975
10,695,000	NYC Hsg. Devel. Corp. (Multifamily Hsg.) Tender Option Bond Series 2015-XF2133 Trust[3]	11.824	5/1/49	10,989,220
7,935,000	NYC Municipal Water Finance Authority Tender Option Bond Series 2015-XF0238 Trust	20.411	6/15/43	13,484,898
5,395,000	NYC Municipal Water Finance Authority Tender Option Bond Series 2015-XF2141 Trust[3]	17.356	6/15/43	9,035,762
3,750,000	NYC Transitional Finance Authority (Building Aid) Tender Option Bond Series 2015-XF2156 Trust[3]	16.987	7/15/37	6,362,700
6,250,000	NYC Transitional Finance Authority (Building Aid) Tender Option Bond Series 2015-XF2157 Trust[3]	15.972	7/15/37	10,963,750
7,500,000	NYC Transitional Finance Authority (Future Tax) Tender Option Bond Series 2015 XF-2038 Trust[3]	8.651	5/1/34	10,356,150

28    OPPENHEIMER ROCHESTER FUND MUNICIPALS

3. Investments and Risks (Continued)

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 10,170,000	NYC Transitional Finance Authority (Future Tax) Tender Option Bond Series 2015 XF-2039 Trust[3]	8.649%	2/1/30	$14,292,715
5,265,000	NYS DA (Vassar College) Tender Option Bond Series 2015-XF0007 Trust	9.240	7/1/46	5,620,177
3,980,000	NYS DA Tender Option Bond Series 2015-XF2042 Trust[3]	15.837	3/15/34	6,584,154
3,410,000	NYS HFA Tender Option Bond Series 2015-XF2134 Trust[3]	13.472	11/1/45	3,605,905
15,585,000	NYS Liberty Devel. Corp. (One Bryant Park) Tender Option Bond Series 2015-XF2107 Trust	18.379	1/15/46	24,241,844
3,750,000	Port Authority NY/NJ Tender Option Bond Series 2015-XF2138 Trust[3]	19.971	9/15/28	4,836,750
15,660,000	Port Authority NY/NJ Tender Option Bond Series 2016-XF0331 Trust	6.973	12/1/27	15,829,285
10,755,000	Port Authority NY/NJ Tender Option Bond Series 2016-XF2211 Trust	8.653	1/15/41	14,065,496
4,895,000	Port Authority NY/NJ, 11588th Series Tender Option Bond Series 2015-XF2123 Trust[3]	14.589	10/15/27	5,234,958
3,580,000	Port Authority NY/NJ, 11588th Series Tender Option Bond Series 2015-XF2123-2 Trust[3]	13.662	10/15/28	3,809,908
5,500,000	Port Authority NY/NJ, 11588th Series Tender Option Bond Series 2015-XF2123-3 Trust[3]	14.597	10/15/32	5,860,580
3,335,000	Port Authority NY/NJ, 151st Series Tender Option Bond Series 2015-XF0010 Trust	14.350	3/15/35	3,965,482
6,860,000	Port Authority NY/NJ, 152nd Series Tender Option Bond Series 2015-XF0001 Trust	9.030	5/1/38	7,698,635
20,000,000	Port Authority NY/NJ, 152nd Series Tender Option Bond Series 2015-XF0002 Trust	9.490	11/1/35	22,446,000
7,500,000	Port Authority NY/NJ, 152nd Series Tender Option Bond Series 2015-XF0031 Trust	14.557	11/1/30	9,145,425
28,970,000	Port Authority NY/NJ, 152nd Series Tender Option Bond Series 2015-XF2106 Trust	9.689	11/1/35	32,757,538
5,060,000	Port Authority NY/NJ, 163rd Series Tender Option Bond Series 2015-XF0237 Trust	18.391	7/15/39	7,703,192
7,500,000	Port Authority NY/NJ, 3249th Series Tender Option Bond Series 2015 XF-2025 Trust[3]	9.158	7/15/36	9,977,700
7,650,000	Port Authority NY/NJ, 3264th Series Tender Option Bond Series 2015 XF-2028 Trust[3]	8.651	10/15/31	9,503,748

				$309,112,130

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting

29    OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

    The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $412,665,000.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$41,737,500
Sold securities	65,600,661

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

30    OPPENHEIMER ROCHESTER FUND MUNICIPALS

3. Investments and Risks (Continued)

    The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment.

Information concerning securities not accruing interest at period end is as follows:

Cost	$541,049,803
Market Value	$225,076,478
Market Value as % of Net Assets	3.82%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. At period end, securities with an aggregate market value of $137,672,944, representing 2.34% of the Fund’s net assets, were subject to these forbearance agreements.

Concentration Risk. The Fund invests in obligations of issuers within certain states and U.S. territories. Risks may arise from geographic concentration in any state, commonwealth or territory, such as Puerto Rico, the U.S. Virgin Islands, Guam or the Northern Mariana Islands. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory such as ongoing developments in Puerto Rico may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market.

Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to

31    OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Market Risk Factors (Continued)

increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$ 6,728,641,495[1]

Gross unrealized appreciation	$ 333,434,087
Gross unrealized depreciation	(1,194,838,825)

Net unrealized depreciation	$ (861,404,738)

1. The Federal tax cost of securities does not include cost of $395,589,837, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note in Note 3.

32    OPPENHEIMER ROCHESTER FUND MUNICIPALS

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 9/30/2016, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Fund Municipals

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	11/21/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	11/21/2016

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	11/21/2016